Note 8 - Segment Information (Tables)	9 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Three Months Ended December 31, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$3,855	$1,065	$-	$4,920
Gross profit	1,448	455	-	1,903
Operating (loss)/income	(1,567)	122	-	(1,445)
Interest expense, net	(114)	-	-	(114)
Depreciation and amortization	147	1	-	148
Stock-based compensation expense	206	7	-	213
Expenditures for fixed assets	30	-	-	30

As of December 31, 2014
Total assets	11,661	2,291	(2,532)	11,420

Three Months Ended December 31, 2013
Net sales	$3,586	$921	$-	$4,507
Gross profit	996	382	-	1,378
Operating (loss)/income	(1,676)	198	-	(1,478)
Interest expense, net	(58)	-	-	(58)
Depreciation and amortization	168	2	-	170
Stock-based compensation expense	160	11	-	171
Expenditures for fixed assets	7	-	-	7

As of December 31, 2013
Total assets	11,736	1,591	(1,842)	11,485
Nine M onths Ended December 31, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$10,182	$2,600	$-	$12,782
Gross profit	3,369	941	-	4,310
Operating (loss)/income	(4,841)	77	-	(4,764)
Interest expense, net	(303)	-	-	(303)
Depreciation and amortization	461	5	-	466
Stock-based compensation expense	534	28	-	562
Expenditures for fixed assets	47	-	-	47

Nine Months Ended December 31, 2013
Net sales	$10,013	$2,114	$-	$12,127
Gross profit	2,770	883	-	3,653
Operating (loss)/income	(5,408)	258	-	(5,150)
Interest expense, net	(142)	-	-	(142)
Depreciation and amortization	523	9	-	532
Stock-based compensation expense	469	30	-	499
Expenditures for fixed assets	53	-	-	53

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]
	As of December 31 ,
* Adjustments	2014	2013
Intercompany eliminations	$(1,846)	$(1,156)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,532)	$(1,842)